NET LOSS PER SHARE - Dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		277,968,597
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	19,733,290
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	21,624,447
Earn-Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	50,000,000
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	18,263,118	25,942,576